Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,
	2010	2011
	RMB	RMB	US$

Buildings	1,413,575	2,247,643	357,115
Machinery and equipment	6,974,703	11,589,915	1,841,452
Furniture and fixtures	31,302	84,562	13,436
Motor vehicles	64,102	89,563	14,230
Construction in progress	2,473,924	2,488,762	395,424
Total property, plant and equipment	10,957,606	16,500,445	2,621,657

Less: Accumulated depreciation	(1,023,650)	(1,836,237)	(291,749)
Less: Impairment	—	(2,275,024)	(361,465)
Total property, plant and equipment, net	9,933,956	12,389,184	1,968,443

Schedule of depreciation expense allocated to different expense items

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of revenues	319,049	432,989	754,977	119,954
Selling expenses	303	1,817	993	158
General and administrative expenses	15,282	24,223	36,473	5,795
Research and development expenses	8,747	12,130	34,355	5,458
Total depreciation expense	343,381	471,159	826,798	131,365

Schedule of capitalized interest costs as a component of the cost of construction in progress

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Interest cost capitalized	144,179	272,369	202,138	32,117
Interest cost charged to income	376,336	438,011	626,737	99,578
Total interest cost incurred	520,515	710,380	828,875	131,695